Related Party Transactions and Balances (Tables)	6 Months Ended
Mar. 31, 2025
Related Party Transactions and Balances [Abstract]
Schedule of Financial Support to these Related Parties	The Company is not obligated to provide any type of financial support to these related parties.
Related Party	Relationship with the Company
Key Space (S) Pte Ltd (“Key Space”)	An entity controlled by a shareholder of the Company
Mr. Qu Chengcai	Former Chief Executive Officer. Mr. Qu resigned on October 17, 2024 and Mr.Qu was no longer a related party of the Group since then.
Mr. Zhang Yong	Former Chief Executive Officer. Mr.Zhang was appointed as CEO on October 17, 2024, and resigned on January 2025.
Mr. Sun Zhichen	Chief Executive Officer from January·2025, former Chief Financial Officer till October 17, 2024.
Ms. Chang Jiaxing	Chief Financial Officer from October 17, 2024
Mr. Wu Guofu	Independent director
Ms. Qiao Nini	Independent director
The balance due to related parties represented borrowings from Key Space, and Mr. Zhang Yong which were due within 12 months from borrowing. Details are as follows:
	September 30, 2024	March 31, 2025
	RMB	RMB
Key Space	4,324	4,471
Mr. Zhang Yong	—	1,060
Total	4,324	5,531